Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity awards on fixed dates determined in advance. Our Compensation Committee (or an authorized delegate) approves all equity awards on or before the grant date. Our Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs. and then grant equity awards to our NEOs, as further described in the section titled “Compensation-Setting Process” above. Accordingly, annual equity awards are typically granted to our NEOs, as well as the majority of our other employees, in April of each fiscal year. On a limited occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
From time to time, we grant stock options to our employees and consultants; we have not granted stock options to our NEOs since 2019. In fiscal 2025, the Compensation Committee delegated authority to the Chief Executive Officer to grant RSUs or stock options to employees and consultants who are not officers or directors of the Company or direct-reports to the Chief Executive Officer within certain specified limits, as further described above under “Compensation Committee Processes and Procedures.” Equity awards granted by our Compensation Committee or pursuant to this delegation are made on regular, predetermined grant dates regardless of whether there is any material non-public information about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of material non-public information. We do not have a practice or policy of granting equity awards in anticipation of the release of material non-public information, and we do not, in any event time the release of material non-public information for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method
We generally grant equity awards on fixed dates determined in advance. Our Compensation Committee (or an authorized delegate) approves all equity awards on or before the grant date. Our Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs. and then grant equity awards to our NEOs, as further described in the section titled “Compensation-Setting Process” above. Accordingly, annual equity awards are typically granted to our NEOs, as well as the majority of our other employees, in April of each fiscal year. On a limited occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
From time to time, we grant stock options to our employees and consultants; we have not granted stock options to our NEOs since 2019. In fiscal 2025, the Compensation Committee delegated authority to the Chief Executive Officer to grant RSUs or stock options to employees and consultants who are not officers or directors of the Company or direct-reports to the Chief Executive Officer within certain specified limits, as further described above under “Compensation Committee Processes and Procedures.” Equity awards granted by our Compensation Committee or pursuant to this delegation are made on regular, predetermined grant dates regardless of whether there is any material non-public information about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of material non-public information. We do not have a practice or policy of granting equity awards in anticipation of the release of material non-public information, and we do not, in any event time the release of material non-public information for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Predetermined	true